INVENTORIES	9 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES

4.	INVENTORIES

Inventories are stated at the lower of cost (first-in, first-out) or market and consisted of the following:

	March 31, 2023	June 30, 2022
Raw Materials	$1,402,292	$1,414,996
Work-In-Progress	393,078	518,251
Finished Goods	1,164,362	1,146,691
Total Inventories	$2,959,732	$3,079,938